Trade and other receivables - Valuation allowance for doubtful accounts (Details) - Trade and other receivables - Accumulated impairment - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Financial assets at beginning of period	€ 3,150	€ 2,639
Deductions	(603)	(721)
Other changes	79	307
Financial assets at end of period	3,246	3,150
Increase (decrease) due to application of IFRS 9
Trade and other receivables
Financial assets at beginning of period		427
In accordance with IFRS 9
Trade and other receivables
Financial assets at beginning of period		3,066
Performing receivables
Trade and other receivables
Additions	95	126
Deductions	(119)	(189)
Defaulted receivables
Trade and other receivables
Additions	525	372
Deductions	€ (484)	€ (532)